Schedule of pension cost components France (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FRANCE [Member]
Benefit obligations	€ 694	€ 665	€ 491	€ 517
Service cost	46	35	39
Interest cost	13	16	17
Actuarial (gain) loss	(30)	123	(75)
Amortization of net prior service cost (Credit)	0	0	4
Benefits paid	0	0	(11)
Unrecognized actuarial (gain) loss	58	89	27
Unrecognized prior service cost	24	25	(33)
Accrued pension cost	612	550	498
JAPAN [Member]
Benefit obligations	906	742	640	€ 538
Service cost	72	64	46
Interest cost	8	9	7
Actuarial (gain) loss	0	35	156
Benefits paid	0	(4)	0
Unrecognized actuarial (gain) loss	314	299	280
Accrued pension cost	€ 592	€ 443	€ 360